Fee and commission expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission expenses
Credit and debit cards	$ 2,741	$ 4,095	$ 3,680
Checks and others	43	31	26
Collections and transactional services	291	312	287
Fund management	1	1	1
Capital markets and securities activities	173	238	189
Financial advisory services	5	6	13
Correspondent services	791	723	614
Other fees and commissions	2,688	2,488	1,764
Total fee and commission expenses	$ 6,733	$ 7,894	$ 6,574